Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of condensed consolidated statements of operations

Year Ended
December 31,
2018 (In thousands)
Revenues	$1,088
Net Income before controlling Interest	334
Net Income	353
Basic net income earnings per common share (in U.S Dollars)	0.30
Diluted net income earnings per common share (in U.S Dollars)	$0.27